RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]
9.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2012 and 2011, the Company entered into the following transactions with related parties:

		Dec. 31, 2012	Dec. 31, 2011

Consulting fees paid or accrued to officers or their companies		$371,340	$351,670
Directors’ fees		34,002	32,299

Stock option grants to officers and directors		682,000	223,000
Stock option grant price range	$	CAD$0.85	$1.85 to 1.95

The amounts charged to the Company for the services provided have been determined by negotiation among the parties. These transactions were in the normal course of operations and were measured at the exchange value, which represented the amount of consideration established and agreed to by the related parties. An amount of $Nil (2011 - $213,872) was due from a company with common directors and/or officers.